Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Balance at beginning of year	€ 1,404.3	€ 1,379.9
Changes from financing cash flows
Movement in net funds resulting from cash flows	46.7	(587.8)	€ (2,134.9)
Balance at end of year	1,421.6	1,404.3	1,379.9
Repurchase of ordinary equity shares	1,481.7
Share Premium Account
Balance at beginning of year	1,404.3	1,379.9	1,328.2
Changes from financing cash flows
Net proceeds from shares issued	4.9	16.4	31.7
Share premium receivable on shares issued	12.4	8.0	20.0
Movement in net funds resulting from cash flows	17.3	24.4	51.7
Balance at end of year	1,421.6	€ 1,404.3	€ 1,379.9
Retained Earnings
Changes from financing cash flows
Repurchase of ordinary equity shares	€ 1,481.7